ACQUISITIONS - Acquisition of Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 09, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Acquisitions
Cash consideration		$ 37,024	$ 39,767	$ 35,838
Operating license of Tianjian Nankai Clinic
Acquisitions
Cash consideration	$ 435